Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets, retired	$ 223,500	$ 93,700
Impairment of intangible assets	(977)	(135,274)
Intangible assets additions	6,122	3,496
Cash paid for purchases of intangible assets	6,077	4,068	$ 13,092
Cash paid for purchases of intangible assets accrued in prior years		400
Amortization of intangible assets	$ 70,341	84,869	$ 93,800
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets current year additions		3,500
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		$ 200